Deferred Grant Income (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022	May 31, 2021
Grant Income
Expected Award amount	$ 2,392,845
Grant term (in years)	3 years
Deferred Grant Income		$ 23,538		$ 23,538		$ 30,528		$ 1,129,316	$ 308,861
Deferred grant income						30,528	$ 0
Grant income recognized		$ 654,949	$ 31,735	$ 696,669	$ 88,786	$ 278,333	$ 0